UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON MAY 12, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 15, 2006.

Report for the Calendar Year or Quarter Ended:     MARCH 31, 2005

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020

Signature, Place, and Date of Signing:

  Timothy I. Levart  New York  January 18, 2006


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       10

Form 13F Information Table Value Total:       860,856,000



List of Other Included Managers:







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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ACCREDO HEALTH			CS		00437V107    29333  659605   SH		SOLE		    659605
GILLETTE COMPANY		CS		375766102   123989 2461071   SH		SOLE		   2461071
GUIDANT				CS		401698105   178276 2412400   SH		SOLE		   2412400
MAGNUM HUNTER RESOURCES		CS		55972F203     6650  412796   SH		SOLE		    412796
NEXTEL COMMUNICATIONS		CS		65332V103   109484 3852351   SH		SOLE		   3852351
SUNGUARD DATA SYSTEMS		CS		867363103    10350  300000   SH		SOLE		    300000
TELESYSTEM INT'L WIRELESS INC	CS		879946606    87759 5750927   SH		SOLE		   5750927
TOYS R US			CS		892335100    88532 3436800   SH		SOLE		   3436800
UNITED DEFENSE INDS INC		CS		91018B104   113801 1550000   SH		SOLE		   1550000
VERITAS SOFTWARE		CS		923436109   112682 4854900   SH		SOLE		   4854900
							    860856
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